Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital account:
Balance at beginning of period	$ 10,938		$ 8,624		$ 8,004	$ 8,624	$ 8,004	$ 7,822
Net income	131	$ 133	116	$ 119	89	651	545	419
Capital contributions from members (Note 9)						1,978	284
Distributions to members (Note 9)						(319)	(209)	(237)
Balance at end of period (number of units outstanding: 2019, 2018 and 2017 - 635,000,000)		10,938		8,624		10,938	8,624	8,004
Accumulated other comprehensive income (loss) net of tax effects (Note 9):
Balance at beginning of period	(139)		(164)		$ (101)	(164)	(101)	(111)
Net effects of cash flow hedges (net of tax expense of $1, $1 and $1)						2	2	2
Defined benefit pension plans (net of tax)	1		$ 1			27	(65)	8
ASU 2018-02 stranded tax effects (Note 1)						(4)
Balance at end of period	$ (161)	(139)		(164)		(139)	(164)	(101)
Total membership interests at end of period		$ 10,799		$ 8,460		$ 10,799	$ 8,460	$ 7,903